Purchase Consideration (Detail) In Thousands, unless otherwise specified	12 Months Ended		0 Months Ended				12 Months Ended					0 Months Ended		1 Months Ended			0 Months Ended						12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Aug. 10, 2014 Dermot Entities USD ($)		Aug. 10, 2014 Dermot Entities CNY		Dec. 31, 2014 Dermot Entities CNY	Dec. 31, 2014 Other acquisitions USD ($)		Dec. 31, 2014 Other acquisitions CNY		Feb. 28, 2013 Tianwang and Yilong CNY		Dec. 31, 2013 Tianwang and Yilong CNY	May 31, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 Tianwang and Yilong CNY	Apr. 30, 2013 iJoy Holding Limited ("iJoy BVI") CNY		May 31, 2014 Aipu Group USD ($)		May 31, 2014 Aipu Group CNY		Dec. 31, 2014 Aipu Group CNY
Business Acquisition [Line Items]
Cash consideration	$ (22,152)	(137,445)	$ 96,461	[1]	598,500	[1]	598,500	$ 7,986	[2]	49,554	[2]	17,500	[3]	2,000		15,500	24,663	[4]	$ 112,820	[5]	700,000	[5]	700,000
Contingent consideration in cash								1,183	[6],[7]	7,339	[6],[7]	19,977	[10],[8],[9]				25,146	[11],[12]	7,892	[13],[14]	48,971	[13],[14]
Total fair value of purchase price consideration			153,687		953,567			10,352		64,232		73,389					96,957		120,712		748,971
Contingent ordinary shares issuance			57,226	[15],[16],[6]	355,067	[15],[16],[6]		1,183	[17],[6],[7]	7,339	[17],[6],[7]	25,457	[10],[8],[9]				47,148	[11],[12],[8]
Share consideration												10,455	[18],[9]		10,455

[1]	RMB 598,500 of the above cash consideration was paid in 2014.
[2]	RMB49,554 of the above cash consideration was paid in 2014.
[3]	RMB15,500 and RMB2,000 of the above cash consideration were paid in April and December 2013, respectively.
[4]	The Company has paid the first cash payment of approximately RMB24,883 to the seller of iJoy in 2013. The remaining balance of contingent consideration in cash of approximately RMB25,146 is to be paid when certain post-closing conditions are met.
[5]	RMB700,000 of the above cash consideration was paid in 2014.
[6]	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.
[7]	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology., Co., Ltd. ("GD Tianying") of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether GD Tianying will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014, 2015 and 2016 has been recorded in the "Amount due to related parties" balance within the Company's Consolidated Balance Sheets.
[8]	As the contingent consideration in shares is not considered to be indexed to its own shares since the settlement amount is determined based on the agreed targets, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.
[9]	The Company determined the fair value of the share consideration and contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.
[10]	The contingent consideration in both cash and shares are determined based on the achievement by Tianwang and Yilong of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013 and 2014 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Tianwang and Yilong would meet the contractually stipulated targets. The outstanding contingent consideration related to year 2014 has been recorded in the "Amount due to related parties" balance within the Company's statement of financial position (Note 24).
[11]	The Company determined the fair value of the contingent consideration in cash and ordinary shares with the assistance of an independent third party valuation firm.
[12]	The contingent considerations are determined based on the achievement by iJoy of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2013, 2014 and 2015 as well as meeting certain operational milestones provided in the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether iJoy will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2015 has been recorded in the "Amount due to related parties" balance within the Company's Consolidated Balance Sheets (Note 24).
[13]	The contingent consideration in cash was determined based on the achievement by Aipu Group of certain revenue and net profit targets as well as certain operational performance targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016. The Company determined the fair value of the contingent cash consideration as of the acquisition date and at the end of 2014 with the assistance of an independent third party valuation firm based on the Company's assessment of whether Aipu Group will meet the aforementioned contractually stipulated targets. The outstanding contingent consideration amount was recorded in the "Amount due to related parties" balance within the Company's consolidated balance sheets (Note 24).
[14]	The Company determined the fair value of the contingent consideration with the assistance of an independent third party valuation firm.
[15]	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.
[16]	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2014 and 2015 has been recorded in the "Amount due to related parties" balance within the Company's statement of financial position.
[17]	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense.
[18]	Share consideration represents a payment of RMB10,455 equivalent ADS shares was subsequently settled in May 2013. This share consideration was classified as a liability initially measured at its estimated fair value on the acquisition date and was reclassified to additional paid in capital when the number of shares to be issued became fixed.